Submission	Feb. 04, 2026
Submission [Line Items]
Central Index Key	0001127371
Registrant Name	Community West Bancshares
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A